Public Offering (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2019
Public Offering (Details) [Line Items]
Price per share			$ 1.66
Warrant [Member]
Public Offering (Details) [Line Items]
Warrants exercisable period condition one	30 days
Warrant exercise period condition two	12 months
Warrants expiry term	5 years
Warrants redemption, description	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.• If the Company calls the Warrants for redemption, management will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Warrant [Member] | Growth capital acquisition corp. [Member]
Public Offering (Details) [Line Items]
Warrants exercisable period condition one		30 days
Warrant exercise period condition two		12 months
Warrants expiry term		5 years
Warrants redemption, description		• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrantholders.• If the Company calls the Warrants for redemption, management will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Number of units issued (in Shares)	17,250,000
Share price	$ 10
Gross proceeds (in Dollars)	$ 172,500,000
Stock split, description	Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Warrant” and, collectively, the “Warrants” and, with respect to the warrants sold in the Private Placement, the “Private Placement Warrants”).
Initial Public Offering [Member] | Growth capital acquisition corp. [Member]
Public Offering (Details) [Line Items]
Number of units issued (in Shares)		17,250,000
Share price		$ 10
Gross proceeds (in Dollars)		$ 172,500,000
Stock split, description		Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Warrant” and, collectively, the “Warrants” and, with respect to the warrants sold in the Private Placement, the “Private Placement Warrants”).
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Number of units issued (in Shares)	2,250,000
Share price	$ 10
Over-Allotment Option [Member] | Growth capital acquisition corp. [Member]
Public Offering (Details) [Line Items]
Number of units issued (in Shares)		2,250,000
Share price		$ 10
Class A Common Stock [Member]
Public Offering (Details) [Line Items]
Number of units issued (in Shares)	17,250,000
Price per share	$ 11.5
Class A Common Stock [Member] | Growth capital acquisition corp. [Member]
Public Offering (Details) [Line Items]
Price per share		$ 11.5